PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

8.PROPERTY, PLANT AND EQUIPMENT

				Medical &
	Leasehold	Furniture &	Computer	Laboratory	Construction
	Improvements	Fixtures	Equipment	Equipment	in Progress	Total
Cost	$	$	$	$	$	$
Balance, April 1, 2022	2,652,290	627,200	963,801	416,833	962,640	5,622,764
Additions related to Clinic Operations	—	—	37,567	—	10,114	47,681
Impairment charge related to Clinic Operations	—	—	—	—	(997,524)	(997,524)
Foreign currency translation adjustment related to Clinic Operations	63,135	19,514	28,302	19,353	24,770	155,074
Assets held for transfer related to spinout of Clinic Operations	(2,715,425)	(646,714)	(1,029,670)	(436,186)	—	(4,827,995)
Balance, March 31, 2023	—	—	—	—	—	—

Accumulated depreciation
Balance, April 1, 2022	(625,016)	(134,859)	(307,993)	(92,721)	—	(1,160,589)
Depreciation expense related to Clinic Operations	(129,348)	(31,824)	(84,553)	(21,207)	—	(266,932)
Foreign currency translation adjustment related to Clinic Operations	(19,469)	(4,967)	(8,177)	(5,182)	—	(37,795)
Assets held for transfer related to spinout of Clinic Operations	773,833	171,650	400,723	119,110	—	1,465,316
Balance, March 31, 2023	—	—	—	—	—	—

Net book value As of
March 31, 2023	—	—	—	—	—	—
March 31, 2022	2,027,274	492,341	655,808	324,112	962,640	4,462,175

				Medical &
	Leasehold	Furniture &	Computer	Laboratory	Construction
	Improvements	Fixtures	Equipment	Equipment	in Progress	Total
Cost	$	$	$	$	$	$
Balance, April 1, 2021	1,243,119	334,600	447,753	276,949	252,732	2,555,153
Additions	1,181,299	299,476	527,198	141,624	962,637	3,112,234
Assets in use	237,210	—	—	—	(237,210)	—
Foreign currency translation adjustment	(9,338)	(6,876)	(11,150)	(1,740)	(15,519)	(44,623)
Balance, March 31, 2022	2,652,290	627,200	963,801	416,833	962,640	5,622,764

Accumulated depreciation
Balance, April 1, 2021	(228,264)	(32,817)	(71,050)	(24,205)	—	(356,336)
Depreciation expense	(400,165)	(102,879)	(238,927)	(68,954)	—	(810,925)
Foreign currency translation adjustment	3,413	837	1,984	438	—	6,672
Balance, March 31, 2022	(625,016)	(134,859)	(307,993)	(92,721)	—	(1,160,589)

Net book value As of
March 31, 2022	2,027,274	492,341	655,808	324,112	962,640	4,462,175
March 31, 2021	1,014,855	301,783	376,703	252,744	252,732	2,198,817

On April 28, 2022, in conjunction with its announcement of the Spinout Transaction, the Company announced its decision to defer the opening of new clinics to a future date. As construction did not continue, the benefits would not be realized and $997,524 of construction in progress was written off. The remaining assets were subsequently transferred to Field Trip H&W following the Arrangement.